Employees (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Employee Workforce [Line Items]
Average number of employees	68	67	40
France
Disclosure Of Employee Workforce [Line Items]
Average number of employees	41	38	28
United States
Disclosure Of Employee Workforce [Line Items]
Average number of employees	27	29	12